Contingencies and commitment (Details) € in Thousands	Jun. 30, 2020 EUR (€)
IFRS Other Commitments [Line Items]
Purchase commitments	€ 299,000
Collaboration agreement for filgotinib | Gilead
IFRS Other Commitments [Line Items]
Purchase commitments	560,100
Total contractual obligations and commitments	18,300
Less than 1 year
IFRS Other Commitments [Line Items]
Purchase commitments	216,700
1-3 years
IFRS Other Commitments [Line Items]
Purchase commitments	77,559
3-5 years
IFRS Other Commitments [Line Items]
Purchase commitments	4,663
More than 5 years
IFRS Other Commitments [Line Items]
Purchase commitments	€ 78